Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Revenues	$ 1,707,758	$ 1,880,332	$ 2,328,569
Customer Concentration Risk | Sales Revenue, Net | Royal Dutch Shell Plc
Revenue, Major Customer [Line Items]
Revenues		$ 259,400	$ 429,900
Percentage of consolidated revenues		14.00%	19.00%
Customer Concentration Risk | Sales Revenue, Net | Petroleo Brasileiro SA
Revenue, Major Customer [Line Items]
Revenues			$ 223,700
Percentage of consolidated revenues			10.00%
Customer Concentration Risk | Sales Revenue, Net | BP Exploration Operating Co. Ltd.
Revenue, Major Customer [Line Items]
Revenues	$ 195,000	$ 183,000
Percentage of consolidated revenues	11.00%	10.00%